Lord Abbett Alpha Strategy Fund
RISK/RETURN
INVESTMENT OBJECTIVE
The Fund’s investment objective is long-term capital appreciation.
FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and certain members of your family invest, or agree to invest in the future, at least $50,000 in the Lord Abbett Family of Funds. More information about these and other discounts is available from your financial professional and in “Sales Charge Reductions and Waivers’’ on page 137 of the prospectus and “Purchases, Redemptions, Pricing, and Payments to Dealers” on page 8-1 of the statement of additional information (“SAI”).

Shareholder Fees (Fees paid directly from your investment)
Shareholder Fees Lord Abbett Alpha Strategy Fund	Class A		Class B	Class C		Class F	Class I	Class P	Class R2	Class R3
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.75%		none	none		none	none	none	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower)	none	[1]	5.00%	1.00%	[2]	none	none	none	none	none
[1]	A contingent deferred sales charge ("CDSC") of 1.00% may be assessed on certain Class A shares purchased or acquired without a sales charge if they are redeemed before the first day of the month of the one-year anniversary of the purchase.
[2]	A CDSC of 1.00% may be assessed on Class C shares if they are redeemed before the first anniversary of their purchase.

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Lord Abbett Alpha Strategy Fund		Class A	Class B	Class C	Class F	Class I	Class P	Class R2	Class R3
Management Fees		0.10%	0.10%	0.10%	0.10%	0.10%	0.10%	0.10%	0.10%
Distribution and Service (12b-1) Fees		0.25%	1.00%	1.00%	0.10%	none	0.45%	0.60%	0.50%
Other Expenses		0.22%	0.22%	0.22%	0.22%	0.22%	0.22%	0.22%	0.22%
Acquired Fund Fees and Expenses		1.12%	1.12%	1.12%	1.12%	1.12%	1.12%	1.12%	1.12%
Total Annual Fund Operating Expenses		1.69%	2.44%	2.44%	1.54%	1.44%	1.89%	2.04%	1.94%
Management Fee Waiver	[1]	(0.05%)	(0.05%)	(0.05%)	(0.05%)	(0.05%)	(0.05%)	(0.05%)	(0.05%)
Total Annual Fund Operating Expenses After Management Fee Waiver		1.64%	2.39%	2.39%	1.49%	1.39%	1.84%	1.99%	1.89%
[1]	For the period from March 1, 2012 through February 28, 2013, Lord Abbett has contractually agreed to waive 0.05% of its management fee. This agreement may be terminated only upon the approval of the Fund's Board of Trustees.

Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund at the maximum sales charge, if any, for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that dividends and distributions are reinvested, and that the Fund’s operating expenses remain the same (except that the example takes into account the contractual management fee waiver agreement between the Fund and Lord, Abbett & Co. LLC for the term of the agreement). The example assumes a deduction of the applicable contingent deferred sales charge (“CDSC”) for the one-year, three-year, and five-year periods for Class B shares and for the one-year period for Class C shares. Class B shares automatically convert to Class A shares after approximately eight years. The expense example for Class B shares for the ten-year period reflects the conversion to Class A shares. In addition, the example assumes the Fund pays the operating expenses set forth in the fee table above and the Fund’s pro rata share of the Class I expenses of the underlying funds. The first example assumes that you redeem all of your shares at the end of the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs (including any applicable CDSC) would be as shown below. The second example assumes that you do not redeem and instead keep your shares.

If Shares Are Redeemed
Expense Example Lord Abbett Alpha Strategy Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	732	1,072	1,436	2,454
Class B	742	1,056	1,496	2,587
Class C	342	756	1,296	2,772
Class F	152	482	835	1,830
Class I	142	451	782	1,720
Class P	187	589	1,017	2,207
Class R2	202	635	1,094	2,365
Class R3	192	604	1,042	2,260

If Shares Are Not Redeemed
Expense Example, No Redemption Lord Abbett Alpha Strategy Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	732	1,072	1,436	2,454
Class B	242	756	1,296	2,587
Class C	242	756	1,296	2,772
Class F	152	482	835	1,830
Class I	142	451	782	1,720
Class P	187	589	1,017	2,207
Class R2	202	635	1,094	2,365
Class R3	192	604	1,042	2,260

Portfolio Turnover.

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 6.78% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

This Fund is a “fund of funds” – meaning it pursues its investment objective by investing in other mutual funds. Under normal market conditions, the Fund allocates its assets primarily to domestic equity securities and, to a lesser extent, foreign equity securities, by investing in a weighted combination of other mutual funds managed by Lord, Abbett & Co. LLC that hold such instruments. The Fund is intended for investors who are seeking exposure to the stocks of small and mid-sized U.S. and foreign companies managed in both growth and value styles. The Fund’s investment exposure through the underlying funds primarily includes the following types of securities and other financial instruments:

  Equity securities of small, mid-sized, and micro-cap companies. Equity securities may include common stocks, preferred stocks, and equity interests in trusts (including real estate investment trusts), partnerships, joint ventures, and limited liability companies. The underlying funds consider equity securities to include rights offerings and investments that convert into the equity securities described above.

  Growth companies that the underlying fund believes exhibit faster-than-average gains in earnings and have the potential to continue profit growth at a high level.

  Value companies that the underlying fund believes to be undervalued according to certain financial measurements of intrinsic worth or business prospects and have the potential for capital appreciation.

  Foreign (including emerging market) companies, which may be traded on a U.S. or non-U.S. securities exchange and may include American Depositary Receipts (“ADRs”).

At the discretion of an underlying fund and consistent with an underlying fund’s investment objective, an underlying fund selectively may use derivatives, including futures, forwards, options, and swaps, to hedge against the decline in value of the underlying fund’s investments or for other risk management purposes, to efficiently gain targeted investment exposure, and to seek to increase the underlying fund’s investment returns.

The Fund may sell or reallocate its investment among the underlying funds to secure gains, limit losses, redeploy assets, or satisfy redemption requests, among other reasons. The Fund seeks to remain fully invested in accordance with its investment objective. In response to adverse economic, market or other unfavorable conditions, however, the Fund may invest its assets in a temporary defensive manner.

PRINCIPAL RISKS

As with any investment in a mutual fund, investing in the Fund involves risk, including the risk that you may receive little or no return on your investment. When you redeem your shares, they may be worth more or less than what you paid for them, which means that you may lose a portion or all of the money you invested in the Fund.

The Fund’s investment exposure through the underlying funds primarily consists of investments in stocks and other securities described above, which may experience significant volatility at times and may fall sharply in response to adverse events. Individual securities also may experience dramatic movements in price. If the Fund emphasizes a particular type of security, including an investment in a single industry or sector, the Fund may experience greater losses due to adverse developments affecting that type of security. In addition to the risks of overall market movements, risks of events affecting a particular industry or sector, and risks that are specific to an individual security, the principal risks of investing in the Fund, which could adversely affect its performance, include:

  Portfolio Management Risk: The strategies used by the portfolio management of the Fund to allocate the Fund’s assets among the underlying funds, and the strategies used and securities selected by the portfolio management of the underlying funds, may fail to produce the intended result and the Fund may not achieve its objective. As a result, the Fund may suffer losses or underperform other funds with the same investment objective or strategies, even in a rising market.

  Underlying Fund Risk: Because the Fund’s investments are concentrated in the underlying funds, the Fund’s performance is directly related to the performance of the underlying funds held by it and the Fund’s ability to achieve its investment objective is directly related to the ability of the underlying funds to meet their investment objectives. In addition, the Fund’s shareholders will indirectly bear their proportionate share of the underlying funds’ fees and expenses.

  Small, Mid-Sized, and Micro-Cap Company Risk: The Fund’s investment exposure through the underlying funds primarily consists of investments in equity securities of small, mid-sized, and micro-cap companies, which tend to be more volatile and less liquid than equity securities of larger companies and may have limited management experience, limited ability to generate or borrow capital, and limited products, services or markets.

  Blend Style Risk: The Fund uses a “blend” strategy to invest in the underlying funds that employ both growth and value stocks, or in stocks with characteristics of both. The prices of growth stocks may fall dramatically if the company fails to meet earnings or revenue projections. The prices of value stocks may lag the market for long periods of time if the market fails to recognize the company’s worth.

  Foreign Company Risk: The Fund’s investment exposure to foreign (which may include emerging market) companies generally is subject to the risk that the value of securities issued by foreign companies may be adversely affected by political, economic, and social volatility, lack of transparency or inadequate regulatory and accounting standards, inadequate exchange control regulations, foreign taxes, higher transaction and other costs, and delays in settlement. Certain of the underlying funds may invest in securities of companies whose economic fortunes are linked to emerging markets but which principally are traded on a non-emerging market exchange. Such investments do not meet the Fund’s definition of an emerging market security. To the extent an underlying fund invests in this manner, the percentage of the Fund’s portfolio that is exposed to emerging market risks may be greater than the percentage of the Fund’s assets that the Fund defines as representing emerging market securities. Emerging market securities generally are more volatile than other foreign securities, and are subject to greater liquidity, regulatory, and political risks.

  Derivatives Risk: Derivatives are subject to certain risks, including the risk that the value of the derivative may not correlate with the value of the underlying security, rate, or index in the manner anticipated by portfolio management. Derivatives may be more sensitive to changes in economic or market conditions and may become illiquid. Derivatives are subject to leverage risk, which may increase the Fund’s volatility, and counterparty risk, which means that the counterparty may fail to perform its obligations under the derivative contract.

An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. For more information on the principal risks of the Fund, please see the “More Information About the Fund – Principal Risks” section in the prospectus.

PERFORMANCE

The bar chart and table below provide some indication of the risks of investing in the Fund by illustrating the variability of the Fund’s returns. Each assumes reinvestment of dividends and distributions. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. No performance is shown for Class P shares because the Fund has not issued Class P shares to date.

The bar chart shows changes in the performance of the Fund's ClassA shares from calendar year to calendar year. This chart does not reflect the sales charge applicable to ClassA shares. If the sales charge were reflected, returns would be lower. Performance for the Fund's other share classes will vary due to the different expenses each class bears. Updated performance information is available at www.lordabbett.com or by calling 888-522-2388.

Bar Chart (per calendar year) - Class A Shares

Best Quarter 2nd Q ’09 +25.22%	Worst Quarter 4th Q ’08 -25.10%

Average Annual Total Returns (for the periods ended December 31, 2011)

The table below shows how the average annual total returns of the Fund’s Class A, B, C, F, I, R2, and R3 shares compare to those of two broad-based securities market indices and a more narrowly based index. The Fund’s average annual total returns include applicable sales charges as follows: for Class A shares, the current maximum front-end sales charge of 5.75%; for Class B shares, the current CDSC of 4.00% for the one-year period and 1.00% for the five-year period; and for Class C shares, the performance shown is at net asset value (“NAV”) because there is no CDSC for Class C shares for any period one year or greater. There are no sales charges for Class F, I, R2, and R3 shares. Class B shares automatically convert to Class A shares at approximately eight years after purchase. All returns for Class B shares for periods greater than eight years reflect this conversion.

The after-tax returns of Class A shares included in the table below are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In some cases, the return after taxes on distributions and sale of Fund shares may exceed the return before taxes due to a tax benefit resulting from realized losses on a sale of Fund shares at the end of the period that is used to offset other gains. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or Individual Retirement Accounts (“IRAs”). After-tax returns for other share classes are not shown in the table and will vary from those shown for Class A shares.

Average Annual Total Returns Lord Abbett Alpha Strategy Fund	1 Year	5 Years	10 Years	Life of Class	Inception Date for Performance
Class A	(11.70%)	1.12%	7.05%
Class A After Taxes on Distributions	(11.75%)	0.46%	6.55%
Class A After Taxes on Distributions and Sale of Fund Shares	(7.55%)	0.72%	6.01%
Class B	(10.71%)	1.46%	7.13%
Class C	(6.96%)	1.65%	7.01%
Class F	(6.16%)			(0.54%)	Sep. 28, 2007
Class I	(6.08%)	2.66%		8.90%	Oct. 19, 2004
Class R2	(6.67%)			(1.05%)	Sep. 28, 2007
Class R3	(6.54%)			(0.94%)	Sep. 28, 2007
Russell 2000® Index 10/31/2004 (reflects no deduction for fees, expenses, or taxes)	(4.18%)	0.15%	5.62%	4.76%	Oct. 31, 2004	[1]
Russell 2000® Index 9/30/2007 (reflects no deduction for fees, expenses, or taxes)	(4.18%)	0.15%	5.62%	(0.55%)	Sep. 30, 2007	[2]
S&P Developed Ex-U.S. SmallCap Index 10/31/2004 (reflects no deduction for fees, expenses, or taxes)	(14.49%)	(3.20%)	9.44%	6.00%	Oct. 31, 2004	[1]
S&P Developed Ex-U.S. SmallCap Index 9/30/2007 (reflects no deduction for fees, expenses, or taxes)	(14.49%)	(3.20%)	9.44%	(6.39%)	Sep. 30, 2007	[2]
85% Russell 2000® Index/15% S&P Developed Ex-U.S. SmallCap Index 10/31/2004 (reflects no deduction for fees, expenses, or taxes)	(5.75%)	(0.23%)	6.29%	5.06%	Oct. 31, 2004	[1]
85% Russell 2000® Index/15% S&P Developed Ex-U.S. SmallCap Index 9/30/2007 (reflects no deduction for fees, expenses, or taxes)	(5.75%)	(0.23%)	6.29%	(1.31%)	Sep. 30, 2007	[2]
[1]	Corresponds with Class I period shown
[2]	Corresponds with Class F, R2, and R3 periods shown.

Lord Abbett Fundamental Equity Fund
RISK/RETURN
INVESTMENT OBJECTIVE
The Fund’s investment objective is long-term growth of capital and income without excessive fluctuations in market value.
FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and certain members of your family invest, or agree to invest in the future, at least $50,000 in the Lord Abbett Family of Funds. More information about these and other discounts is available from your financial professional and in “Sales Charge Reductions and Waivers” on page 137 of the prospectus and “Purchases, Redemptions, Pricing, and Payments to Dealers” on page 8-1 of the statement of additional information (“SAI”).

Shareholder Fees (Fees paid directly from your investment)
Shareholder Fees Lord Abbett Fundamental Equity Fund	Class A		Class B	Class C		Class F	Class I	Class P	Class R2	Class R3
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.75%		none	none		none	none	none	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower)	none	[1]	5.00%	1.00%	[2]	none	none	none	none	none
[1]	A contingent deferred sales charge ("CDSC") of 1.00% may be assessed on certain Class A shares purchased or acquired without a sales charge if they are redeemed before the first day of the month of the one-year anniversary of the purchase.
[2]	A CDSC of 1.00% may be assessed on Class C shares if they are redeemed before the first anniversary of their purchase.

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Lord Abbett Fundamental Equity Fund	Class A	Class B	Class C	Class F	Class I	Class P	Class R2	Class R3
Management Fees	0.52%	0.52%	0.52%	0.52%	0.52%	0.52%	0.52%	0.52%
Distribution and Service (12b-1) Fees	0.35%	1.00%	1.00%	0.10%	none	0.45%	0.60%	0.50%
Other Expenses	0.22%	0.22%	0.22%	0.22%	0.22%	0.22%	0.22%	0.22%
Total Annual Fund Operating Expenses	1.09%	1.74%	1.74%	0.84%	0.74%	1.19%	1.34%	1.24%

Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund at the maximum sales charge, if any, for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that dividends and distributions are reinvested, and that the Fund’s operating expenses remain the same. The example assumes a deduction of the applicable contingent deferred sales charge (“CDSC”) for the one-year, three-year, and five-year periods for Class B shares and for the one-year period for Class C shares. Class B shares automatically convert to Class A shares after approximately eight years. The expense example for Class B shares for the ten-year period reflects the conversion to Class A shares. The first example assumes that you redeem all of your shares at the end of the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs (including any applicable CDSC) would be as shown below. The second example assumes that you do not redeem and instead keep your shares.

If Shares Are Redeemed
Expense Example Lord Abbett Fundamental Equity Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	680	902	1,141	1,827
Class B	677	848	1,144	1,880
Class C	277	548	944	2,052
Class F	86	268	466	1,037
Class I	76	237	411	918
Class P	121	378	654	1,443
Class R2	136	425	734	1,613
Class R3	126	393	681	1,500

If Shares Are Not Redeemed
Expense Example, No Redemption Lord Abbett Fundamental Equity Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	680	902	1,141	1,827
Class B	177	548	944	1,880
Class C	177	548	944	2,052
Class F	86	268	466	1,037
Class I	76	237	411	918
Class P	121	378	654	1,443
Class R2	136	425	734	1,613
Class R3	126	393	681	1,500

Portfolio Turnover.

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 55.07% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

To pursue its objective, the Fund invests principally in equity securities of U.S. and multinational companies that the Fund believes are undervalued in all market capitalization ranges. Under normal circumstances, the Fund will invest at least 80% of its net assets in equity securities. The Fund normally will invest at least 50% of its net assets in large, established companies having a market capitalization within the range of companies included in the Russell 1000→ Index. The Fund normally will invest the remainder of its assets in securities of mid-sized and small companies.

The Fund attempts to invest in companies the portfolio manager believes have been undervalued by the market and are selling at reasonable prices. The Fund seeks to identify companies that have the strongest fundamentals relative to valuations and looks for positive factors that the Fund believes are likely to improve the value of the company’s stock price. The Fund may invest in U.S. and foreign (including emerging market) companies. Foreign companies may be traded on U.S. or non-U.S. securities exchanges and may include American Depositary Receipts (“ADRs”). The Fund’s investments primarily include the following types of securities and other financial instruments:

  Equity securities of large, mid-sized, and small companies. Equity securities may include common stocks, preferred stocks, and equity interests in trusts (including real estate investment trusts), partnerships, joint ventures, and limited liability companies. The Fund considers equity securities to include rights offerings and investments that convert into the equity securities described above.

  Value companies of any size that portfolio management believes to be undervalued according to certain financial measurements of intrinsic worth or business prospects and have the potential for capital appreciation.

At its discretion and consistent with the Fund’s investment objective, the Fund selectively may use derivatives, including futures, forwards, options, and swaps, to hedge against the decline in value of the Fund’s investments and for other risk management purposes, to efficiently gain targeted investment exposure, and to seek to increase the Fund’s investment returns.

The Fund generally will sell a security when the Fund believes the security is less likely to benefit from the current market and economic environment, shows signs of deteriorating fundamentals, or has reached its valuation target, among other reasons. The Fund seeks to remain fully invested in accordance with its investment objective; however, in response to adverse economic, market or other unfavorable conditions, the Fund may invest its assets in a temporary defensive manner.

PRINCIPAL RISKS

As with any investment in a mutual fund, investing in the Fund involves risk, including the risk that you may receive little or no return on your investment. When you redeem your shares, they may be worth more or less than what you paid for them, which means that you may lose a portion or all of the money you invested in the Fund.

The Fund invests principally in stocks and other securities described above, which may experience significant volatility at times and may fall sharply in response to adverse events. Individual securities also may experience dramatic movements in price. In addition to the risks of overall market movements, risks of events affecting a particular industry or sector, and risks that are specific to an individual security, the principal risks of investing in the Fund, which could adversely affect its performance, include:

  Portfolio Management Risk: If the strategies used and securities selected by the Fund’s portfolio management fail to produce the intended result, the Fund may suffer losses or underperform other funds with the same investment objective or strategies, even in a rising market.

  Large Company Risk: As compared to smaller successful companies, larger companies may be less able to respond quickly to certain market developments and may have slower rates of growth.

  Mid-Sized and Small Company Risk: Securities of mid-sized and small companies generally involve greater risks than investments in larger companies. Mid-sized and small companies may have limited management experience or depth, limited access to capital, and limited products or services, or may operate in markets that have not yet been established. Mid-sized and small company securities tend to be more volatile and less liquid than equity securities of larger companies.

  Value Investing Risk: The prices of value stocks may lag the stock market for long periods of time if the market fails to recognize the company’s intrinsic worth.

  Foreign Company Risk: The Fund’s investment exposure to foreign (which may include emerging market) companies generally is subject to the risk that the value of securities issued by foreign companies may be adversely affected by political, economic, and social volatility, lack of transparency or inadequate regulatory and accounting standards, inadequate exchange control regulations, foreign taxes, higher transaction and other costs, and delays in settlement. Emerging market securities generally are more volatile than other foreign securities, and are subject to greater liquidity, regulatory, and political risks.

  Derivatives Risk: Derivatives are subject to certain risks, including the risk that the value of the derivative may not correlate with the value of the underlying security, rate, or index in the manner anticipated by portfolio management. Derivatives may be more sensitive to changes in economic or market conditions and may become illiquid. Derivatives are subject to leverage risk, which may increase the Fund’s volatility, and counterparty risk, which means that the counterparty may fail to perform its obligations under the derivative contract.

An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. For more information on the principal risks of the Fund, please see the “More Information About the Fund – Principal Risks” section in the prospectus.

PERFORMANCE

The bar chart and table below provide some indication of the risks of investing in the Fund by illustrating the variability of the Fund’s returns. Each assumes reinvestment of dividends and distributions. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

The bar chart shows changes in the performance of the Fund's ClassA shares from calendar year to calendar year. This chart does not reflect the sales charge applicable to ClassA shares. If the sales charge were reflected, returns would be lower. Performance for the Fund's other share classes will vary due to the different expenses each class bears. Updated performance information is available at www.lordabbett.com or by calling 888-522-2388.

Bar Chart (per calendar year) - Class A Shares

Best Quarter 3rd Q ’09 +16.14%	Worst Quarter 3rd Q ’11 -19.59%

Average Annual Total Returns (for the periods ended December 31, 2011)

The table below shows how the average annual total returns of the Fund’s Class A, B, C, F, I, P, R2, and R3 shares compare to those of three broad-based securities market indices. The Fund’s average annual total returns include applicable sales charges as follows: for Class A shares, the current maximum front-end sales charge of 5.75%; for Class B shares, the current CDSC of 4.00% for the one-year period and 1.00% for the five-year period; and for Class C shares, the performance shown is at net asset value (“NAV”) because there is no CDSC for Class C shares for any period one year or greater. There are no sales charges for Class F, I, P, R2, and R3 shares. Class B shares automatically convert to Class A shares at approximately eight years after purchase. All returns for Class B shares for periods greater than eight years reflect this conversion.

The after-tax returns of Class A shares included in the table below are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In some cases, the return after taxes on distributions and sale of Fund shares may exceed the return before taxes due to a tax benefit resulting from realized losses on a sale of Fund shares at the end of the period that is used to offset other gains. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax- deferred arrangements such as 401(k) plans or Individual Retirement Accounts (“IRAs”). After-tax returns for other share classes are not shown in the table and will vary from those shown for Class A shares.

Average Annual Total Returns Lord Abbett Fundamental Equity Fund	1 Year	5 Years	10 Years	Life of Class	Inception Date for Performance
Class A	(9.46%)	0.80%	4.99%
Class A After Taxes on Distributions	(9.83%)	0.45%	4.48%
Class A After Taxes on Distributions and Sale of Fund Shares	(5.77%)	0.65%	4.28%
Class B	(8.28%)	1.14%	5.09%
Class C	(4.48%)	1.33%	4.96%
Class F	(3.70%)			0.25%	Sep. 28, 2007
Class I	(3.65%)	2.34%		9.14%	Mar. 31, 2003
Class P	(4.03%)	1.87%	5.51%		Aug. 15, 2001
Class R2	(4.19%)			(0.23%)	Sep. 28, 2007
Class R3	(4.06%)			(0.15%)	Sep. 28, 2007
Russell 3000® Value Index 8/15/2001 (reflects no deduction for fees, expenses, or taxes)	(0.10%)	(2.58%)	4.08%	3.68%	Aug. 15, 2001
Russell 3000® Value Index 3/31/2003 (reflects no deduction for fees, expenses, or taxes)	(0.10%)	(2.58%)	4.08%	7.28%	Mar. 31, 2003
Russell 3000® Value Index 9/28/2007 (reflects no deduction for fees, expenses, or taxes)	(0.10%)	(2.58%)	4.08%	(4.17%)	Sep. 28, 2007
Russell 3000® Index 8/15/2001 (reflects no deduction for fees, expenses, or taxes)	1.03%	(0.01%)	3.51%	3.21%	Aug. 15, 2001
Russell 3000® Index 3/31/2003 (reflects no deduction for fees, expenses, or taxes)	1.03%	(0.01%)	3.51%	7.33%	Mar. 31, 2003
Russell 3000® Index 9/28/2007 (reflects no deduction for fees, expenses, or taxes)	1.03%	(0.01%)	3.51%	(1.97%)	Sep. 28, 2007
S&P 500® Index 8/15/2001 (reflects no deduction for fees, expenses, or taxes)	2.11%	(0.25%)	2.92%	2.61%	Aug. 15, 2001
S&P 500® Index 3/31/2003 (reflects no deduction for fees, expenses, or taxes)	2.11%	(0.25%)	2.92%	6.72%	Mar. 31, 2003
S&P 500® Index 9/28/2007 (reflects no deduction for fees, expenses, or taxes)	2.11%	(0.25%)	2.92%	(2.32%)	Sep. 28, 2007

Lord Abbett Growth Leaders Fund
RISK/RETURN
INVESTMENT OBJECTIVE
The Fund’s investment objective is to seek capital appreciation.
FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and certain members of your family invest, or agree to invest in the future, at least $50,000 in the Lord Abbett Family of Funds. More information about these and other discounts is available from your financial professional and in “Sales Charge Reductions and Waivers” on page 137 of the prospectus and “Purchases, Redemptions, Pricing, and Payments to Dealers” on page 8-1 of the statement of additional information (“SAI”).

Shareholder Fees (Fees paid directly from your investment)
Shareholder Fees Lord Abbett Growth Leaders Fund	Class A		Class C		Class F	Class I	Class R2	Class R3
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.75%		none		none	none	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower)	none	[1]	1.00%	[2]	none	none	none	none
[1]	A contingent deferred sales charge ("CDSC") of 1.00% may be assessed on certain Class A shares purchased or acquired without a sales charge if they are redeemed before the first day of the month of the one-year anniversary of the purchase.
[2]	A CDSC of 1.00% may be assessed on Class C shares if they are redeemed before the first anniversary of their purchase.

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Lord Abbett Growth Leaders Fund		Class A	Class C		Class F		Class I		Class R2		Class R3
Management Fees		0.55%	0.55%		0.55%		0.55%		0.55%		0.55%
Distribution and Service (12b-1) Fees		0.35%	1.00%		0.10%		none		0.60%		0.50%
Other Expenses		2.14%	2.14%		2.14%		2.14%		2.14%		2.14%
Total Annual Fund Operating Expenses		3.04%	3.69%	[1]	2.79%	[1]	2.69%	[1]	3.29%	[1]	3.19%	[1]
Management Fee Waiver and/or Expense Reimbursement	[2]	(2.19%)	(2.19%)		(2.19%)		(2.19%)		(2.19%)		(2.19%)
Total Annual Fund Operating Expenses After Management Fee Waiver and/or Expense Reimbursement	[2]	0.85%	1.50%	[1]	0.60%		0.50%		1.10%	[1]	1.00%	[1]
[1]	These amounts have been updated from fiscal year amounts to reflect current fees and expenses.
[2]	For the period from June 15, 2011 through February 28, 2013, Lord Abbett has contractually agreed to waive all or a portion of its management fee and, if necessary, reimburse the Fund's other expenses to the extent necessary so that the total net annual operating expenses for each class, excluding 12b-1 fees, if any, do not exceed an annual rate of 0.50%. This agreement may be terminated only upon the approval of the Fund's Board of Trustees.

Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund at the maximum sales charge, if any, for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that dividends and distributions are reinvested, and that the Fund’s operating expenses remain the same (except that the example takes into account the contractual management fee waiver and expense reimbursement agreement between the Fund and Lord, Abbett & Co. LLC for the term of the agreement). The example assumes a deduction of the contingent deferred sales charge (“CDSC”) for the one-year period for Class C shares. The first example assumes that you redeem all of your shares at the end of the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs (including any applicable CDSC) would be as shown below. The second example assumes that you do not redeem and instead keep your shares.

If Shares Are Redeemed
Expense Example Lord Abbett Growth Leaders Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	657	1,265	1,898	3,591
Class C	253	926	1,721	3,799
Class F	61	657	1,279	2,959
Class I	51	626	1,229	2,860
Class R2	112	808	1,527	3,436
Class R3	102	778	1,478	3,342

If Shares Are Not Redeemed
Expense Example, No Redemption Lord Abbett Growth Leaders Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	657	1,265	1,898	3,591
Class C	153	926	1,721	3,799
Class F	61	657	1,279	2,959
Class I	51	626	1,229	2,860
Class R2	112	808	1,527	3,436
Class R3	102	778	1,478	3,342

Portfolio Turnover.

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the example, affect the Fund’s performance. During the period from June 24, 2011 (commencement of operations) to October 31, 2011, the Fund’s portfolio turnover rate was 208.96% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

To pursue its objective, the Fund invests principally in the equity securities of U.S. and foreign companies demonstrating above-average, long-term growth potential in all market capitalization ranges. Under normal market conditions, the Fund will invest at least 50% of its net assets in companies having a market capitalization range within the range of companies included in the Russell 1000→ Index, a widely used benchmark for large-cap stock performance. The Fund normally will invest the remainder of its assets in securities of mid-sized and small companies.

The Fund may invest up to 20% of its net assets in securities of foreign (which may include emerging market) companies that are traded on a non-U.S. exchange and denominated in a foreign currency. The Fund may invest without limitation in other types of securities of foreign companies, including American Depositary Receipts (“ADRs”). The Fund’s investments primarily include the following types of securities and other financial instruments:

  Equity securities of large, mid-sized, and small companies. Equity securities may include common stocks, preferred stocks, and equity interests in trusts (including real estate investment trusts), partnerships, joint ventures, and limited liability companies. The Fund considers equity securities to include rights offerings and investments that convert into the equity securities described above.

  Growth companies of any size that portfolio management believes exhibit sustainable above-average gains in earnings.

The Fund generally will sell a security when the Fund believes the security is less likely to benefit from the current market and economic environment, shows signs of deteriorating fundamentals, or has reached its valuation target, among other reasons. The Fund seeks to remain fully invested in accordance with its investment objective; however, in response to adverse economic, market or other unfavorable conditions, the Fund may invest its assets in a temporary defensive manner.

PRINCIPAL RISKS

As with any investment in a mutual fund, investing in the Fund involves risk, including the risk that you may receive little or no return on your investment. When you redeem your shares, they may be worth more or less than what you paid for them, which means that you may lose a portion or all of the money you invested in the Fund.

The Fund invests principally in stocks and other securities described above, which may experience significant volatility at times and may fall sharply in response to adverse events. Individual securities also may experience dramatic movements in price. In addition to the risks of overall market movements, risks of events affecting a particular industry or sector, and risks that are specific to an individual security, the principal risks of investing in the Fund, which could adversely affect its performance, include:

  Portfolio Management Risk: If the strategies used and securities selected by the Fund’s portfolio management fail to produce the intended result, the Fund may suffer losses or underperform other funds with the same investment objective or strategies, even in a rising market.

  Growth Investing Risk: The Fund employs a growth investing style, which may be out of favor or may not produce the best results over short or longer time periods. In addition, growth stocks generally are more volatile than value stocks.

  Large Company Risk: As compared to smaller successful companies, larger companies may be less able to respond quickly to certain market developments and may have slower rates of growth.

  Mid-Sized and Small Company Risk: Securities of mid-sized and small companies generally involve greater risks than investments in larger companies. Mid-sized and small companies may have limited management experience or depth, limited access to capital, and limited products or services, or may operate in markets that have not yet been established. Mid-sized and small company securities tend to be more volatile and less liquid than equity securities of larger companies.

  Foreign Company Risk: The Fund’s investment exposure to foreign (which may include emerging market) companies generally is subject to the risk that the value of securities issued by foreign companies may be adversely affected by political, economic and social volatility, lack of transparency or inadequate regulatory and accounting standards, inadequate exchange control regulations, foreign taxes, higher transaction and other costs, and delays in settlement. Emerging market securities generally are more volatile than other foreign securities, and are subject to greater liquidity, regulatory, and political risks.

An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. For more information on the principal risks of the Fund, please see the “More Information About the Fund – Principal Risks” section in the prospectus.

PERFORMANCE

This prospectus does not show performance information for the Fund because the Fund has not been in operation for a full calendar year as of the date of this prospectus. Performance for the Fund, which provides some indication of the risks of investing in the Fund, will vary from year to year. Updated performance information is available at www.lordabbett.com or by calling 888-522-2388.

Lord Abbett International Core Equity Fund
RISK/RETURN
INVESTMENT OBJECTIVE
The Fund’s investment objective is to seek long-term capital appreciation.
FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and certain members of your family invest, or agree to invest in the future, at least $50,000 in the Lord Abbett Family of Funds. More information about these and other discounts is available from your financial professional and in “Sales Charge Reductions and Waivers” on page 137 of the prospectus and “Purchases, Redemptions, Pricing, and Payments to Dealers” on page 8-1 of the statement of additional information (“SAI”).

Shareholder Fees (Fees paid directly from your investment)
Shareholder Fees Lord Abbett International Core Equity Fund	Class A		Class B	Class C		Class F	Class I	Class P	Class R2	Class R3
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.75%		none	none		none	none	none	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower)	none	[1]	5.00%	1.00%	[2]	none	none	none	none	none
[1]	A contingent deferred sales charge ("CDSC") of 1.00% may be assessed on certain Class A shares purchased or acquired without a sales charge if they are redeemed before the first day of the month of the one-year anniversary of the purchase.
[2]	A CDSC of 1.00% may be assessed on Class C shares if they are redeemed before the first anniversary of their purchase.

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Lord Abbett International Core Equity Fund		Class A	Class B	Class C		Class F	Class I	Class P	Class R2	Class R3
Management Fees		0.75%	0.75%	0.75%		0.75%	0.75%	0.75%	0.75%	0.75%
Distribution and Service (12b-1) Fees		0.35%	1.00%	1.00%		0.10%	none	0.45%	0.60%	0.50%
Other Expenses		0.32%	0.32%	0.32%		0.32%	0.32%	0.32%	0.32%	0.32%
Total Annual Fund Operating Expenses		1.42%	2.07%	2.07%	[1]	1.17%	1.07%	1.52%	1.67%	1.57%
Management Fee Waiver and/or Expense Reimbursement	[2]	(0.30%)	(0.30%)	(0.30%)		(0.30%)	(0.30%)	(0.30%)	(0.30%)	(0.30%)
Total Annual Fund Operating Expenses After Management Fee Waiver and/or Expense Reimbursement	[2]	1.12%	1.77%	1.77%	[1]	0.87%	0.77%	1.22%	1.37%	1.27%
[1]	These amounts have been updated from fiscal year amounts to reflect current fees and expenses.
[2]	For the period from March 1, 2012 through February 28, 2013, Lord Abbett has contractually agreed to waive all or a portion of its management fee and, if necessary, reimburse the Fund's other expenses, to the extent necessary so that the total net annual operating expenses for each class, excluding 12b-1 fees, do not exceed an annual rate of 0.77%. This agreement may be terminated only upon the approval of the Fund's Board of Trustees.

Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund at the maximum sales charge, if any, for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that dividends and distributions are reinvested, and that the Fund’s operating expenses remain the same (except that the example takes into account the contractual management fee waiver and expense reimbursement agreement between the Fund and Lord, Abbett & Co. LLC for the term of the agreement). The example assumes a deduction of the applicable contingent deferred sales charge (“CDSC”) for the one-year, three-year, and five-year periods for Class B shares and for the one-year period for Class C shares. Class B shares automatically convert to Class A shares after approximately eight years. The expense example for Class B shares for the ten-year period reflects the conversion to Class A shares. The first example assumes that you redeem all of your shares at the end of the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs (including any applicable CDSC) would be as shown below. The second example assumes that you do not redeem and instead keep your shares.

If Shares Are Redeemed
Expense Example Lord Abbett International Core Equity Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	683	971	1,280	2,155
Class B	680	920	1,286	2,210
Class C	280	620	1,086	2,376
Class F	89	342	615	1,394
Class I	79	311	561	1,279
Class P	124	451	801	1,787
Class R2	139	497	879	1,951
Class R3	129	466	827	1,842

If Shares Are Not Redeemed
Expense Example, No Redemption Lord Abbett International Core Equity Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	683	971	1,280	2,155
Class B	180	620	1,086	2,210
Class C	180	620	1,086	2,376
Class F	89	342	615	1,394
Class I	79	311	561	1,279
Class P	124	451	801	1,787
Class R2	139	497	879	1,951
Class R3	129	466	827	1,842

Portfolio Turnover.

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 83.78% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

To pursue its objective, the Fund invests principally in a diversified portfolio of equity securities of large foreign companies that the portfolio managers believe are undervalued. Under normal circumstances, the Fund will diversify its investments among a number of different countries throughout the world and will invest at least 80% of its net assets in equity securities of large companies. For purposes of the Fund’s investment policies, a large company is defined as a company included among the largest 80% of companies in terms of market capitalization in the Morgan Stanley Capital International Europe, Australasia and Far East Index (“MSCI EAFE→ Index”). The Fund’s investments primarily include the following types of securities and other financial instruments:

  Equity securities of large companies. Equity securities include common stocks, preferred stocks, and equity interests in trusts (including real estate investment trusts), partnerships, joint ventures, and limited liability companies. The Fund considers equity securities to include rights offerings and investments that convert into the equity securities described above.

  Foreign companies, which are traded on U.S. or non-U.S. securities exchanges and may include American Depositary Receipts (“ADRs”). The Fund may invest up to 15% of its net assets in securities of foreign companies that are traded primarily in emerging markets.

At its discretion and consistent with the Fund’s investment objective, the Fund selectively may use derivatives, including futures, forwards, options, and swaps. The Fund may do so to hedge against a decline in the value of certain investments, or for other risk management purposes. In addition, the Fund may use derivatives as part of a speculative strategy intended to increase the Fund’s investment return. For example, the Fund may manage cash by investing in futures or other derivatives that provide efficient short-term investment exposure to broad equity markets.

The Fund generally will sell a security when the Fund believes the security is less likely to benefit from the current market and economic environment, shows signs of deteriorating fundamentals, or has reached its valuation target, among other reasons. The Fund seeks to remain fully invested in accordance with its investment objective; however, in response to adverse economic, market or other unfavorable conditions, the Fund may invest its assets in a temporary defensive manner.

PRINCIPAL RISKS

As with any investment in a mutual fund, investing in the Fund involves risk, including the risk that you may receive little or no return on your investment. When you redeem your shares, they may be worth more or less than what you paid for them, which means that you may lose a portion or all of the money you invested in the Fund.

The Fund invests principally in stocks and other securities described above, which may experience significant volatility at times and may fall sharply in response to adverse events. Individual securities also may experience dramatic movements in price. In addition to the risks of overall market movements, risks of events affecting a particular industry or sector, and risks that are specific to an individual security, the principal risks of investing in the Fund, which could adversely affect its performance, include:

  Portfolio Management Risk: If the strategies used and securities selected by the Fund’s portfolio management fail to produce the intended result, the Fund may suffer losses or underperform other funds with the same investment objective or strategies, even in a rising market.

  Foreign Company Risk: The Fund’s investment exposure to foreign companies generally is subject to the risk that the value of securities issued by foreign companies may be adversely affected by political, economic, and social volatility, currency exchange fluctuations, lack of transparency or inadequate regulatory and accounting standards, inadequate exchange control regulations, foreign taxes, higher transaction and other costs, and delays in settlement.

  Emerging Markets Risk: Investments in emerging markets may be considered speculative and generally are riskier than investments in more developed markets because they tend to develop unevenly and may never fully develop. Emerging markets are more likely to experience hyperinflation and currency devaluations. Securities of emerging market companies may have far lower trading volumes and less liquidity than securities of issuers in developed markets. The Fund may invest in securities of companies whose economic fortunes are linked to emerging markets but which principally are traded on a non-emerging market exchange. Such investments do not meet the Fund’s definition of an emerging market security. To the extent the Fund invests in this manner, the percentage of the Fund’s portfolio that is exposed to emerging market risks may be greater than the percentage of the Fund’s assets that the Fund defines as representing emerging market securities.

  Large Company Risk: As compared to smaller successful companies, larger companies may be less able to respond quickly to certain market developments and may have slower rates of growth.

  Derivatives Risk: Derivatives are subject to certain risks, including the risk that the value of the derivative may not correlate with the value of the underlying security, rate, or index in the manner anticipated by portfolio management. Derivatives may be more sensitive to changes in economic or market conditions and may become illiquid. Derivatives are subject to leverage risk, which may increase the Fund’s volatility, and counterparty risk, which means that the counterparty may fail to perform its obligations under the derivative contract.

An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. For more information on the principal risks of the Fund, please see the “More Information About the Fund – Principal Risks” section in the prospectus.

PERFORMANCE

The bar chart and table below provide some indication of the risks of investing in the Fund by illustrating the variability of the Fund’s returns. Each assumes reinvestment of dividends and distributions. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

The bar chart shows changes in the performance of the Fund's ClassA shares from calendar year to calendar year. This chart does not reflect the sales charge applicable to ClassA shares. If the sales charge were reflected, returns would be lower. Performance for the Fund's other share classes will vary due to the different expenses each class bears. Updated performance information is available at www.lordabbett.com or by calling 888-522-2388.

Bar Chart (per calendar year) - Class A Shares

Best Quarter 2nd Q ’09 +28.44%	Worst Quarter 3rd Q ’08 -20.59%

Average Annual Total Returns (for the periods ended December 31, 2011)

The table below shows how the average annual total returns of the Fund’s Class A, B, C, F, I, P, R2, and R3 shares compare to those of a broad-based securities market index. The Fund’s average annual total returns include applicable sales charges as follows: for Class A shares, the current maximum front-end sales charge of 5.75%; for Class B shares, the current CDSC of 4.00% for the one-year period and 1.00% for the five-year period; and for Class C shares, the performance shown is at net asset value (“NAV”) because there is no CDSC for Class C shares for any period one year or greater. There are no sales charges for Class F, I, P, R2, and R3 shares. Class B shares automatically convert to Class A shares at approximately eight years after purchase. All returns for Class B shares for periods greater than eight years reflect this conversion.

The after-tax returns of Class A shares included in the table below are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In some cases, the return after taxes on distributions and sale of Fund shares may exceed the return before taxes due to a tax benefit resulting from realized losses on a sale of Fund shares at the end of the period that is used to offset other gains. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax- deferred arrangements such as 401(k) plans or Individual Retirement Accounts (“IRAs”). After-tax returns for other share classes are not shown in the table and will vary from those shown for Class A shares.

Average Annual Total Returns Lord Abbett International Core Equity Fund	1 Year	5 Years	Life of Class	Inception Date for Performance
Class A	(17.24%)	(5.20%)	2.99%	Dec. 31, 2003
Class A After Taxes on Distributions	(17.85%)	(5.89%)	2.26%
Class A After Taxes on Distributions and Sale of Fund Shares	(11.22%)	(4.50%)	2.40%
Class B	(16.17%)	(4.87%)	3.09%	Dec. 31, 2003
Class C	(12.72%)	(4.70%)	3.09%	Dec. 31, 2003
Class F	(11.98%)		(7.70%)	Sep. 28, 2007
Class I	(11.87%)	(3.74%)	4.12%	Dec. 31, 2003
Class P	(12.28%)	(4.17%)	3.66%	Dec. 31, 2003
Class R2	(12.40%)		(7.87%)	Sep. 28, 2007
Class R3	(12.35%)		(8.05%)	Sep. 28, 2007
MSCI EAFE® Index with Gross Dividends 12/31/2003 (reflects no deduction for fees, expenses, or taxes)	(11.73%)	(4.26%)	4.33%	Dec. 31, 2003
MSCI EAFE® Index with Gross Dividends 9/28/2007 (reflects no deduction for fees, expenses, or taxes)	(11.73%)	(4.26%)	(7.79%)	Sep. 28, 2007
MSCI EAFE® Index with Net Dividends 12/31/2003 (reflects no deduction for fees or expenses, but reflects deduction of withholding taxes)	(12.14%)	(4.72%)	3.87%	Dec. 31, 2003
MSCI EAFE® Index with Net Dividends 9/28/2007 (reflects no deduction for fees or expenses, but reflects deduction of withholding taxes)	(12.14%)	(4.72%)	(8.22%)	Sep. 28, 2007

Lord Abbett International Dividend Income Fund
RISK/RETURN
INVESTMENT OBJECTIVE
The Fund’s investment objective is to seek a high level of total return.
FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and certain members of your family invest, or agree to invest in the future, at least $50,000 in the Lord Abbett Family of Funds. More information about these and other discounts is available from your financial professional and in “Sales Charge Reductions and Waivers” on page 137 of the prospectus and “Purchases, Redemptions, Pricing, and Payments to Dealers” on page 8-1 of the statement of additional information (“SAI”).

Shareholder Fees (Fees paid directly from your investment)
Shareholder Fees Lord Abbett International Dividend Income Fund	Class A		Class B	Class C		Class F	Class I	Class R2	Class R3
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.75%		none	none		none	none	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower)	none	[1]	5.00%	1.00%	[2]	none	none	none	none
[1]	A contingent deferred sales charge ("CDSC") of 1.00% may be assessed on certain Class A shares purchased or acquired without a sales charge if they are redeemed before the first day of the month of the one-year anniversary of the purchase.
[2]	A CDSC of 1.00% may be assessed on Class C shares if they are redeemed before the first anniversary of their purchase.

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Lord Abbett International Dividend Income Fund		Class A	Class B	Class C	Class F	Class I	Class R2		Class R3
Management Fees		0.75%	0.75%	0.75%	0.75%	0.75%	0.75%		0.75%
Distribution and Service (12b-1) Fees		0.35%	1.00%	1.00%	0.10%	none	0.60%		0.50%
Other Expenses		0.33%	0.33%	0.33%	0.33%	0.33%	0.33%		0.33%
Total Annual Fund Operating Expenses		1.43%	2.08%	2.08%	1.18%	1.08%	1.68%	[1]	1.58%
Management Fee Waiver and/or Expense Reimbursement	[2]	(0.31%)	(0.31%)	(0.31%)	(0.31%)	(0.31%)	(0.31%)		(0.31%)
Total Annual Fund Operating Expenses After Management Fee Waiver and/or Expense Reimbursement	[2]	1.12%	1.77%	1.77%	0.87%	0.77%	1.37%	[1]	1.27%
[1]	These amounts have been updated from fiscal year amounts to reflect current fees and expenses.
[2]	For the period from March 1, 2012 through February 28, 2013, Lord Abbett has contractually agreed to waive all or a portion of its management fee and, if necessary, reimburse the Fund's other expenses, to the extent necessary so that the total net annual operating expenses for each class, excluding 12b-1 fees, do not exceed an annual rate of 0.77%. This agreement may be terminated only upon the approval of the Fund's Board of Trustees.

Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund at the maximum sales charge, if any, for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that dividends and distributions are reinvested, and that the Fund’s operating expenses remain the same (except that the example takes into account the contractual management fee waiver and expense reimbursement agreement between the Fund and Lord, Abbett & Co. LLC for the term of the agreement). The example assumes a deduction of the applicable contingent deferred sales charge (“CDSC”) for the one-year, three-year, and five-year periods for Class B shares and for the one-year period for Class C shares. Class B shares automatically convert to Class A shares after approximately eight years. The expense example for Class B shares for the ten-year period reflects the conversion to Class A shares. The first example assumes that you redeem all of your shares at the end of the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs (including any applicable CDSC) would be as shown below. The second example assumes that you do not redeem and instead keep your shares.

If Shares Are Redeemed
Expense Example Lord Abbett International Dividend Income Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	683	973	1,284	2,164
Class B	680	922	1,290	2,219
Class C	280	622	1,090	2,386
Class F	89	344	619	1,404
Class I	79	313	565	1,289
Class R2	139	499	883	1,961
Class R3	129	468	831	1,852

If Shares Are Not Redeemed
Expense Example, No Redemption Lord Abbett International Dividend Income Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	683	973	1,284	2,164
Class B	180	622	1,090	2,219
Class C	180	622	1,090	2,386
Class F	89	344	619	1,404
Class I	79	313	565	1,289
Class R2	139	499	883	1,961
Class R3	129	468	831	1,852

Portfolio Turnover.

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 100.16% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

To pursue its objective, the Fund invests principally in a diversified portfolio of dividend paying equity securities of foreign companies of all capitalizations that portfolio management believes are undervalued. Under normal circumstances, the Fund will diversify its investments among a number of different countries throughout the world, including emerging market countries, and will invest at least 80% of its net assets in dividend paying securities.

The Fund’s investments primarily include the following types of securities and other financial instruments:

  Equity securities of foreign companies, including common stocks, preferred stocks, and equity interests in trusts (including real estate investment trusts), partnerships, joint ventures, and limited liability companies. The Fund considers equity securities to include rights offerings and investments that convert into the equity securities described above.

  Value stocks of companies of any size that portfolio management believes to be undervalued according to certain financial measurements of intrinsic worth or business prospects and have the potential to provide total return through capital appreciation and dividend income.

  Foreign companies, which may be traded on U.S. or non-U.S. securities exchanges and may include American Depositary Receipts (“ADRs”). The Fund may invest without limitation in foreign companies located in emerging markets.

At its discretion and consistent with the Fund’s investment objective, the Fund selectively may use derivatives, including futures, forwards, options, and swaps. The Fund may do so to hedge against a decline in the value of certain investments, or for other risk management purposes. In addition, the Fund may use derivatives as part of a speculative strategy intended to increase the Fund’s investment return. For example, the Fund may manage cash by investing in futures or other derivatives that provide efficient short-term investment exposure to broad equity markets.

The Fund generally will sell a security when the Fund believes the security is less likely to benefit from the current market and economic environment, shows signs of deteriorating fundamentals, or has reached its valuation target, among other reasons. The Fund seeks to remain fully invested in accordance with its investment objective; however, in response to adverse economic, market or other unfavorable conditions, the Fund may invest its assets in a temporary defensive manner.

PRINCIPAL RISKS

As with any investment in a mutual fund, investing in the Fund involves risk, including the risk that you may receive little or no return on your investment. When you redeem your shares, they may be worth more or less than what you paid for them, which means that you may lose a portion or all of the money you invested in the Fund.

The Fund invests principally in stocks and other securities described above, which may experience significant volatility at times and may fall sharply in response to adverse events. Individual securities also may experience dramatic movements in price. In addition to the risks of overall market movements, risks of events affecting a particular industry or sector, and risks that are specific to an individual security, the principal risks of investing in the Fund, which could adversely affect its performance, include:

  Portfolio Management Risk: If the strategies used and securities selected by the Fund’s portfolio management fail to produce the intended result, the Fund may suffer losses or underperform other funds with the same investment objective or strategies, even in a rising market.

  Foreign Company Risk: The Fund’s investment exposure to foreign companies generally is subject to the risk that the value of securities issued by foreign companies may be adversely affected by political, economic, and social volatility, currency exchange fluctuations, lack of transparency or inadequate regulatory and accounting standards, inadequate exchange control regulations, foreign taxes, higher transaction and other costs, and delays in settlement.

  Emerging Markets Risk: Investments in emerging markets may be considered speculative and generally are riskier than more developed markets because they tend to develop unevenly and may never fully develop. Emerging markets are more likely to experience hyperinflation and currency devaluations. Securities of emerging market companies may have far lower trading volumes and less liquidity than securities of issuers in developed markets. The Fund may invest in securities of companies whose economic fortunes are linked to emerging markets but which principally are traded on a non-emerging market exchange. Such investments do not meet the Fund’s definition of an emerging market security. To the extent the Fund invests in this manner, the percentage of the Fund’s portfolio that is exposed to emerging market risks may be greater than the percentage of the Fund’s assets that the Fund defines as representing emerging market securities.

  Value Investing Risk: The prices of value stocks may lag the stock market for long periods of time if the market fails to recognize the company’s intrinsic worth.

  Derivatives Risk: Derivatives are subject to certain risks, including the risk that the value of the derivative may not correlate with the value of the underlying security, rate, or index in the manner anticipated by portfolio management. Derivatives may be more sensitive to changes in economic or market conditions or may become illiquid. Derivatives are subject to leverage risk, which may increase the Fund’s volatility, and counterparty risk, which means that the Fund may fail to perform its obligations under the derivative contract.

An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. For more information on the principal risks of the Fund, please see the “More Information About the Fund – Principal Risks” section in the prospectus.

PERFORMANCE

The bar chart and table below provide some indication of the risks of investing in the Fund by illustrating the variability of the Fund’s returns. Each assumes reinvestment of dividends and distributions. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. No performance is shown for Class B shares because the Fund has not issued Class B shares to date.

The bar chart shows changes in the performance of the Fund's ClassA shares from calendar year to calendar year. This chart does not reflect the sales charge applicable to ClassA shares. If the sales charge were reflected, returns would be lower. Performance for the Fund's other share classes will vary due to the different expenses each class bears. Updated performance information is available at www.lordabbett.com or by calling 888-522-2388.

Bar Chart (per calendar year) - Class A Shares

Best Quarter 2nd Q ‘09 +29.03%	Worst Quarter 3rd Q ‘11 -19.00%

Average Annual Total Returns (for the periods ended December 31, 2011)

The table below shows how the average annual total returns of the Fund’s Class A, C, F, I, R2, and R3 shares compare to those of a broad-based securities market index. The Fund’s average annual total returns include applicable sales charges as follows: for Class A shares, the current maximum front-end sales charge of 5.75% and for Class C shares, the performance shown is at net asset value (“NAV”) because there is no CDSC for Class C shares for any period one year or greater. There are no sales charges for Class F, I, R2, and R3 shares.

The after-tax returns of Class A shares included in the table below are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In some cases, the return after taxes on distributions and sale of Fund shares may exceed the return before taxes due to a tax benefit resulting from realized losses on a sale of Fund shares at the end of the period that is used to offset other gains. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax- deferred arrangements such as 401(k) plans or Individual Retirement Accounts (“IRAs”). After-tax returns for other share classes are not shown in the table and will vary from those shown for Class A shares.

Average Annual Total Returns Lord Abbett International Dividend Income Fund	1 Year	Life of Class	Inception Date for Performance
Class A	(14.20%)	(5.31%)	Jun. 30, 2008
Class A After Taxes on Distributions	(15.59%)	(5.91%)
Class A After Taxes on Distributions and Sale of Fund Shares	(9.14%)	(4.47%)
Class C	(9.61%)	(4.33%)	Jun. 30, 2008
Class F	(8.78%)	(3.47%)	Jun. 30, 2008
Class I	(8.69%)	(3.36%)	Jun. 30, 2008
Class R2	(8.82%)	(3.45%)	Jun. 30, 2008
Class R3	(9.15%)	(3.67%)	Jun. 30, 2008
MSCI All Country World Ex-U.S. Value Index with Gross Dividends (reflects no deduction for fees, expenses or taxes)	(12.71%)	(4.29%)	Jun. 30, 2008
MSCI All Country World Ex-U.S. Value Index with Net Dividends (reflects no deduction for fees or expenses, but reflects deduction of withholding taxes)	(13.19%)	(4.81%)	Jun. 30, 2008

Lord Abbett International Opportunities Fund
RISK/RETURN
INVESTMENT OBJECTIVE
The Fund’s investment objective is long-term capital appreciation.
FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and certain members of your family invest, or agree to invest in the future, at least $50,000 in the Lord Abbett Family of Funds. More information about these and other discounts is available from your financial professional and in “Sales Charge Reductions and Waivers” on page 137 of the prospectus and “Purchases, Redemptions, Pricing, and Payments to Dealers” on page 8-1 of the statement of additional information (“SAI”).

Shareholder Fees (Fees paid directly from your investment)
Shareholder Fees Lord Abbett International Opportunities Fund	Class A		Class B	Class C		Class F	Class I	Class P	Class R2	Class R3
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.75%		none	none		none	none	none	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower)	none	[1]	5.00%	1.00%	[2]	none	none	none	none	none
[1]	A contingent deferred sales charge ("CDSC") of 1.00% may be assessed on certain Class A shares purchased or acquired without a sales charge if they are redeemed before the first day of the month of the one-year anniversary of the purchase.
[2]	A CDSC of 1.00% may be assessed on Class C shares if they are redeemed before the first anniversary of their purchase.

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Lord Abbett International Opportunities Fund	Class A	Class B	Class C		Class F	Class I	Class P	Class R2	Class R3
Management Fees	0.75%	0.75%	0.75%		0.75%	0.75%	0.75%	0.75%	0.75%
Distribution and Service (12b-1) Fees	0.35%	1.00%	1.00%		0.10%	none	0.45%	0.60%	0.50%
Other Expenses	0.39%	0.39%	0.39%		0.39%	0.39%	0.39%	0.39%	0.39%
Total Annual Fund Operating Expenses	1.49%	2.14%	2.14%	[1]	1.24%	1.14%	1.59%	1.74%	1.64%	[1]
[1]	These amounts have been updated from fiscal year amounts to reflect current fees and expenses.

Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund at the maximum sales charge, if any, for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that dividends and distributions are reinvested, and that the Fund’s operating expenses remain the same. The example assumes a deduction of the applicable contingent deferred sales charge (“CDSC”) for the one-year, three-year, and five-year periods for Class B shares and for the one-year period for Class C shares. Class B shares automatically convert to Class A shares after approximately eight years. The expense example for Class B shares for the ten-year period reflects the conversion to Class A shares. The first example assumes that you redeem all of your shares at the end of the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs (including any applicable CDSC) would be as shown below. The second example assumes that you do not redeem and instead keep your shares.

If Shares Are Redeemed
Expense Example Lord Abbett International Opportunities Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	718	1,019	1,341	2,252
Class B	717	970	1,349	2,307
Class C	317	670	1,149	2,472
Class F	126	393	681	1,500
Class I	116	362	628	1,386
Class P	162	502	866	1,889
Class R2	177	548	944	2,052
Class R3	167	517	892	1,944

If Shares Are Not Redeemed
Expense Example, No Redemption Lord Abbett International Opportunities Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	718	1,019	1,341	2,252
Class B	217	670	1,149	2,307
Class C	217	670	1,149	2,472
Class F	126	393	681	1,500
Class I	116	362	628	1,386
Class P	162	502	866	1,889
Class R2	177	548	944	2,052
Class R3	167	517	892	1,944

Portfolio Turnover.

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 103.98% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

To pursue its objective, the Fund invests principally in stocks of companies principally based outside the United States. Under normal circumstances, the Fund will diversify its investments among a number of different countries throughout the world. The Fund normally intends to invest at least 65% of its net assets in equity securities of small companies generally having a market capitalization at the time of purchase of less than $5 billion. The Fund may invest its remaining assets in equity securities of mid-sized or larger companies. With respect to the portion of the Fund’s portfolio not subject to the 65% policy referenced above, the Fund may invest in securities in accordance with its investment objective, strategies, and restrictions.

The Fund’s investments primarily include the following types of securities and other financial instruments:

  Equity securities, including common stocks, preferred stocks, and equity interests in trusts (including real estate investment trusts), partnerships, joint ventures, and limited liability companies. The Fund considers equity securities to include rights offerings and investments that convert into the equity securities described above.

  Foreign companies, which may be traded on U.S. or non-U.S. securities exchanges and may include American Depositary Receipts (“ADRs”). The Fund may invest up to 15% of its net assets in securities of foreign companies that are traded primarily in emerging markets.

At its discretion and consistent with the Fund’s investment objective, the Fund selectively may use derivatives, including futures, forwards, options, and swaps. The Fund may do so to hedge against a decline in the value of certain investments, or for other risk management purposes. In addition, the Fund may use derivatives as part of a speculative strategy intended to increase the Fund’s investment return. For example, the Fund may manage cash by investing in futures or other derivatives that provide efficient short-term investment exposure to broad equity markets.

The Fund generally will sell a security when the Fund believes the security is less likely to benefit from the current market and economic environment, shows signs of deteriorating fundamentals, or has reached its valuation target, among other reasons. The Fund seeks to remain fully invested in accordance with its investment objective; however, in response to adverse economic, market or other unfavorable conditions, the Fund may invest its assets in a temporary defensive manner.

PRINCIPAL RISKS

As with any investment in a mutual fund, investing in the Fund involves risk, including the risk that you may receive little or no return on your investment. When you redeem your shares, they may be worth more or less than what you paid for them, which means that you may lose a portion or all of the money you invested in the Fund.

The Fund invests principally in stocks and other securities described above, which may experience significant volatility at times and may fall sharply in response to adverse events. Individual securities also may experience dramatic movements in price. In addition to the risks of overall market movements, risks of events affecting a particular industry or sector, and risks that are specific to an individual security, the principal risks of investing in the Fund, which could adversely affect its performance, include:

  Portfolio Management Risk: If the strategies used and securities selected by the Fund’s portfolio management fail to produce the intended result, the Fund may suffer losses or underperform other funds with the same investment objective or strategies, even in a rising market.

  Small and Mid-Sized Company Risk: The Fund’s investments in equity securities of small and mid-sized companies tend to be more volatile and less liquid than equity securities of larger companies and may have limited management experience, limited ability to generate or borrow capital, and limited products, services or markets.

  Foreign Company Risk: The Fund’s investment exposure to foreign companies generally is subject to the risk that the value of securities issued by foreign companies may be adversely affected by political, economic, and social volatility, currency exchange fluctuations, lack of transparency or inadequate regulatory and accounting standards, inadequate exchange control regulations, foreign taxes, higher transaction and other costs, and delays in settlement.

  Emerging Markets Risk: Investments in emerging markets may be considered speculative and generally are riskier than investments in more developed markets because they tend to develop unevenly and may never fully develop. Emerging markets are more likely to experience hyperinflation and currency devaluations. Securities of emerging market companies may have far lower trading volumes and less liquidity than securities of issuers in developed markets. The Fund may invest in securities of companies whose economic fortunes are linked to emerging markets but which principally are traded on a non-emerging market exchange. Such investments do not meet the Fund’s definition of an emerging market security. To the extent the Fund invests in this manner, the percent of the Fund’s portfolio that is exposed to emerging market risks may be greater than the percent of the Fund’s assets that the Fund defines as representing emerging market securities.

  Derivatives Risk: Derivatives are subject to certain risks, including the risk that the value of the derivative may not correlate with the value of the underlying security, rate, or index in the manner anticipated by portfolio management. Derivatives may be more sensitive to changes in economic or market conditions and may become illiquid. Derivatives are subject to leverage risk, which may increase the Fund’s volatility, and counterparty risk, which means that the counterparty may fail to perform its obligations under the derivative contract.

An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. For more information on the principal risks of the Fund, please see the “More Information About the Fund—Principal Risks” section in the prospectus.

PERFORMANCE

The bar chart and table below provide some indication of the risks of investing in the Fund by illustrating the variability of the Fund’s returns. Each assumes reinvestment of dividends and distributions. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

The bar chart shows changes in the performance of the Fund's ClassA shares from calendar year to calendar year. This chart does not reflect the sales charge applicable to ClassA shares. If the sales charge were reflected, returns would be lower. Performance for the Fund's other share classes will vary due to the different expenses each class bears. Updated performance information is available at www.lordabbett.com or by calling 888-522-2388.

Bar Chart (per calendar year) - Class A Shares

Best Quarter 2nd Q ‘09 +36.73%	Worst Quarter 3rd Q ‘08 -24.96%

Average Annual Total Returns (for the periods ended December 31, 2011)

The table below shows how the average annual total returns of the Fund’s Class A, B, C, F, I, P, R2, and R3 shares compare to those of a broad-based securities market index. The Fund’s average annual total returns include applicable sales charges as follows: for Class A shares, the current maximum front-end sales charge of 5.75%; for Class B shares, the current CDSC of 4.00% for the one-year period and 1.00% for the five-year period; and for Class C shares, the performance shown is at net asset value (“NAV”) because there is no CDSC for Class C shares for any period one year or greater. There are no sales charges for Class F, I, P, R2, and R3 shares. Class B shares automatically convert to Class A shares at approximately eight years after purchase. All returns for Class B shares for periods greater than eight years reflect this conversion.

The after-tax returns of Class A shares included in the table below are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In some cases, the return after taxes on distributions and sale of Fund shares may exceed the return before taxes due to a tax benefit resulting from realized losses on a sale of Fund shares at the end of the period that is used to offset other gains. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax- deferred arrangements such as 401(k) plans or Individual Retirement Accounts (“IRAs”). After-tax returns for other share classes are not shown in the table and will vary from those shown for Class A shares.

Average Annual Total Returns Lord Abbett International Opportunities Fund	1 Year	5 Years	10 Years	Life of Class	Inception Date for Performance
Class A	(20.11%)	(5.99%)	4.79%
Class A After Taxes on Distributions	(20.32%)	(6.41%)	4.49%
Class A After Taxes on Distributions and Sale of Fund Shares	(13.08%)	(4.88%)	4.22%
Class B	(19.11%)	(5.65%)	4.83%
Class C	(15.76%)	(5.48%)	4.81%
Class F	(15.00%)			(7.61%)	Sep. 28, 2007
Class I	(14.91%)	(4.54%)	5.74%
Class P	(15.37%)	(4.97%)	5.37%
Class R2	(15.42%)			(8.06%)	Sep. 28, 2007
Class R3	(15.27%)			(7.89%)	Sep. 28, 2007
S&P Developed Ex-U.S. SmallCap Index (reflects no deduction for fees, expenses, or taxes)	(14.49%)	(3.20%)	9.44%	(6.39%)	Sep. 30, 2007	[1]
[1]	Corresponds with Class F, R2, and R3 periods shown.

Lord Abbett Large-Cap Value Fund
RISK/RETURN
INVESTMENT OBJECTIVE
The Fund’s investment objective is to seek a high level of total return.
FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and certain members of your family invest, or agree to invest in the future, at least $50,000 in the Lord Abbett Family of Funds. More information about these and other discounts is available from your financial professional and in “Sales Charge Reductions and Waivers” on page 137 of the prospectus and “Purchases, Redemptions, Pricing, and Payments to Dealers” on page 8-1 of the statement of additional information (“SAI”).

Shareholder Fees (Fees paid directly from your investment)
Shareholder Fees Lord Abbett Large-Cap Value Fund	Class A		Class B	Class C		Class F	Class I	Class P	Class R2	Class R3
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.75%		none	none		none	none	none	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower)	none	[1]	5.00%	1.00%	[2]	none	none	none	none	none
[1]	A contingent deferred sales charge ("CDSC") of 1.00% may be assessed on certain Class A shares purchased or acquired without a sales charge if they are redeemed before the first day of the month of the one-year anniversary of the purchase.
[2]	A CDSC of 1.00% may be assessed on Class C shares if they are redeemed before the first anniversary of their purchase.

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Lord Abbett Large-Cap Value Fund	Class A	Class B	Class C		Class F	Class I	Class P	Class R2		Class R3
Management Fees	0.40%	0.40%	0.40%		0.40%	0.40%	0.40%	0.40%		0.40%
Distribution and Service (12b-1) Fees	0.35%	1.00%	1.00%		0.10%	none	0.45%	0.60%		0.50%
Other Expenses	0.45%	0.45%	0.45%		0.45%	0.45%	0.45%	0.45%		0.45%
Total Annual Fund Operating Expenses	1.20%	1.85%	1.85%	[1]	0.95%	0.85%	1.30%	1.45%	[1]	1.35%
[1]	These amounts have been updated from fiscal year amounts to reflect current fees and expenses.

Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund at the maximum sales charge, if any, for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that dividends and distributions are reinvested, and that the Fund’s operating expenses remain the same. The example assumes a deduction of the applicable contingent deferred sales charge (“CDSC”) for the one-year, three-year, and five-year periods for Class B shares and for the one-year period for Class C shares. Class B shares automatically convert to Class A shares after approximately eight years. The expense example for Class B shares for the ten-year period reflects the conversion to Class A shares. The first example assumes that you redeem all of your shares at the end of the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs (including any applicable CDSC) would be as shown below. The second example assumes that you do not redeem and instead keep your shares.

If Shares Are Redeemed
Expense Example Lord Abbett Large-Cap Value Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	690	934	1,197	1,946
Class B	688	882	1,201	1,999
Class C	288	582	1,001	2,169
Class F	97	303	525	1,166
Class I	87	271	471	1,049
Class P	132	412	713	1,568
Class R2	148	459	792	1,735
Class R3	137	428	739	1,624

If Shares Are Not Redeemed
Expense Example, No Redemption Lord Abbett Large-Cap Value Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	690	934	1,197	1,946
Class B	188	582	1,001	1,999
Class C	188	582	1,001	2,169
Class F	97	303	525	1,166
Class I	87	271	471	1,049
Class P	132	412	713	1,568
Class R2	148	459	792	1,735
Class R3	137	428	739	1,624

Portfolio Turnover.

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 25.00% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

To pursue its objective, the Fund will, under normal market conditions, invest at least 80% of its net assets in equity securities of large companies. The Fund invests principally in large, established U.S. and multinational companies that the portfolio manager believes are undervalued. The Fund generally is designed for tax- exempt or tax-deferred investors (such as retirement and benefit plans or individual retirement accounts) because tax consequences and the likelihood of dividend income are not important considerations in selecting securities for the Fund.

The Fund may invest in U.S. and foreign (which may include emerging market) companies. Foreign companies may be traded on U.S. or non-U.S. securities exchanges and may include American Depositary Receipts (“ADRs”). The Fund’s investments primarily include the following types of securities and other financial instruments:

  Equity securities, including common stocks, preferred stocks, and equity interests in trusts (including real estate investment trusts), partnerships, joint ventures, and limited liability companies. The Fund considers equity securities to include rights offerings and investments that convert into the equity securities described above.

  Large companies having a market capitalization at the time of purchase that falls within the market capitalization range of companies in the Russell 1000→ Index.

  Value companies that portfolio management believes to be underpriced or undervalued according to certain financial measurements of intrinsic worth or business prospects and have the potential for capital appreciation.

At its discretion and consistent with the Fund’s investment objective, the Fund selectively may use derivatives, including futures, forwards, options, and swaps, to hedge against the decline in value of the Fund’s investments and for other risk management purposes, to efficiently gain targeted investment exposure, and to seek to increase the Fund’s investment returns.

The Fund generally will sell a security when the Fund believes the security is less likely to benefit from the current market and economic environment, shows signs of deteriorating fundamentals, or has reached its valuation target, among other reasons. The Fund seeks to remain fully invested in accordance with its investment objective; however, in response to adverse economic, market or other unfavorable conditions, the Fund may invest its assets in a temporary defensive manner.

PRINCIPAL RISKS

As with any investment in a mutual fund, investing in the Fund involves risk, including the risk that you may receive little or no return on your investment. When you redeem your shares, they may be worth more or less than what you paid for them, which means that you may lose a portion or all of the money you invested in the Fund.

The Fund invests principally in stocks and other securities described above, which may experience significant volatility at times and may fall sharply in response to adverse events. Individual securities also may experience dramatic movements in price. In addition to the risks of overall market movements, risks of events affecting a particular industry or sector, and risks that are specific to an individual security, the principal risks of investing in the Fund, which could adversely affect its performance, include:

  Portfolio Management Risk: If the strategies used and securities selected by the Fund’s portfolio management fail to produce the intended result, the Fund may suffer losses or underperform other funds with the same investment objective or strategies, even in a rising market.

  Large Company Risk: As compared to smaller successful companies, larger companies may be less able to respond quickly to certain market developments and may have slower rates of growth.

  Value Investing Risk: The prices of value stocks may lag the stock market for long periods of time if the market fails to recognize the company’s intrinsic worth.

  Foreign Company Risk: The Fund’s investment exposure to foreign (which may include emerging market) companies generally is subject to the risk that the value of securities issued by foreign companies may be adversely affected by political, economic, and social volatility, lack of transparency, or inadequate regulatory and accounting standards, inadequate exchange control regulations, foreign taxes, higher transaction and other costs, and delays in settlement. Emerging market securities generally are more volatile than other foreign securities, and are subject to greater liquidity, regulatory, and political risks.

  Derivatives Risk: Derivatives are subject to certain risks, including the risk that the value of the derivative may not correlate with the value of the underlying security, rate, or index in the manner anticipated by portfolio management. Derivatives may be more sensitive to changes in economic or market conditions and may become illiquid. Derivatives are subject to leverage risk, which may increase the Fund’s volatility, and counterparty risk, which means that the counterparty may fail to perform its obligations under the derivative contract.

An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. For more information on the principal risks of the Fund, please see the “More Information About the Fund – Principal Risks” section in the prospectus.

PERFORMANCE

The bar chart and table below provide some indication of the risks of investing in the Fund by illustrating the variability of the Fund’s returns. Each assumes reinvestment of dividends and distributions. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

The bar chart shows changes in the performance of the Fund's ClassA shares from calendar year to calendar year. This chart does not reflect the sales charge applicable to ClassA shares. If the sales charge were reflected, returns would be lower. Performance for the Fund's other share classes will vary due to the different expenses each class bears. Updated performance information is available at www.lordabbett.com or by calling 888-522-2388.

Bar Chart (per calendar year) - Class A Shares

Best Quarter 2nd Q ’09 +18.36%	Worst Quarter 4th Q ’08 -21.08%

Average Annual Total Returns (for the periods ended December 31, 2011)

The table below shows how the average annual total returns of the Fund’s Class A, B, C, F, I, P, R2, and R3 shares compare to those of two broad-based securities market indices. The Fund’s average annual total returns include applicable sales charges as follows: for Class A shares, the current maximum front-end sales charge of 5.75%; for Class B shares, the current CDSC of 4.00% for the one-year period and 1.00% for the five-year period; and for Class C shares, the performance shown is at net asset value (“NAV”) because there is no CDSC for Class C shares for any period one year or greater. There are no sales charges for Class F, I, P, R2, and R3 shares. Class B shares automatically convert to Class A shares at approximately eight years after purchase. All returns for Class B shares for periods greater than eight years reflect this conversion.

The after-tax returns of Class A shares included in the table below are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In some cases, the return after taxes on distributions and sale of Fund shares may exceed the return before taxes due to a tax benefit resulting from realized losses on a sale of Fund shares at the end of the period that is used to offset other gains. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or Individual Retirement Accounts (“IRAs”). After-tax returns for other share classes are not shown in the table and will vary from those shown for Class A shares.

Average Annual Total Returns Lord Abbett Large-Cap Value Fund	1 Year	5 Years	Life of Class	Inception Date for Performance
Class A	(14.21%)	(5.19%)	2.23%	Jun. 30, 2003
Class A After Taxes on Distributions	(14.50%)	(5.81%)	1.65%
Class A After Taxes on Distributions and Sale of Fund Shares	(9.25%)	(4.32%)	1.93%
Class B	(13.11%)	(4.82%)	2.30%	Jun. 30, 2003
Class C	(9.52%)	(4.65%)	2.29%	Jun. 30, 2003
Class F	(8.76%)		(6.29%)	Sep. 28, 2007
Class I	(8.66%)	(3.71%)	3.31%	Jun. 30, 2003
Class P	(9.02%)	(4.13%)	2.85%	Jun. 30, 2003
Class R2	(8.69%)		(1.27%)	Mar. 23, 2010
Class R3	(9.22%)		(1.78%)	Mar. 23, 2010
Russell 1000® Value Index 6/30/2003 (reflects no deduction for fees, expenses, or taxes)	0.39%	(2.64%)	5.33%	Jun. 30, 2003
Russell 1000® Value Index 9/28/2007 (reflects no deduction for fees, expenses, or taxes)	0.39%	(2.64%)	(4.40%)	Sep. 28, 2007
Russell 1000® Value Index 3/23/2010 (reflects no deduction for fees, expenses, or taxes)	0.39%	(2.64%)	4.54%	Mar. 23, 2010
S&P 500® Value Index 6/30/2003 (reflects no deduction for fees, expenses, or taxes)	(0.48%)	(2.96%)	4.83%	Jun. 30, 2003
S&P 500® Value Index 9/28/2007 (reflects no deduction for fees, expenses, or taxes)	(0.48%)	(2.96%)	(5.16%)	Sep. 28, 2007
S&P 500® Value Index 3/23/2010 (reflects no deduction for fees, expenses, or taxes)	(0.48%)	(2.96%)	3.63%	Mar. 23, 2010

Lord Abbett Micro-Cap Growth Fund
RISK/RETURN
INVESTMENT OBJECTIVE
The Fund’s investment objective is long-term capital appreciation.
FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and certain members of your family invest, or agree to invest in the future, at least $50,000 in the Lord Abbett Family of Funds. More information about these and other discounts is available from your financial professional and in “Sales Charge Reductions and Waivers” on page 137 of the prospectus and “Purchases, Redemptions, Pricing, and Payments to Dealers” on page 8-1 of the statement of additional information (“SAI”).

Shareholder Fees (Fees paid directly from your investment)
Shareholder Fees Lord Abbett Micro-Cap Growth Fund	Class A		Class I
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.75%		none
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower)	none	[1]	none
[1]	A contingent deferred sales charge ("CDSC") of 1.00% may be assessed on certain Class A shares purchased or acquired without a sales charge if they are redeemed before the first day of the month of the one-year anniversary of the purchase.

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Lord Abbett Micro-Cap Growth Fund		Class A	Class I
Management Fees		1.50%	1.50%
Distribution and Service (12b-1) Fees		0.25%	none
Other Expenses		0.32%	0.32%
Total Annual Fund Operating Expenses	[1]	2.07%	1.82%
[1]	For the period from March 1, 2012 through February 28, 2013, Lord Abbett has contractually agreed to waive all or a portion of its management fee and, if necessary, reimburse the Fund's other expenses, to the extent necessary so that the total net annual operating expenses for each class, excluding 12b-1 fees, do not exceed an annual rate of 1.85%. This agreement may be terminated only upon the approval of the Fund's Board of Trustees.

Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund at the maximum sales charge, if any, for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that dividends and distributions are reinvested, and that the Fund’s operating expenses remain the same (except that the example takes into account the contractual management fee waiver and expense reimbursement agreement between the Fund and Lord, Abbett & Co. LLC for the term of the agreement). Although your actual costs may be higher or lower, based on these assumptions, your costs (including any applicable contingent deferred sales charge (“CDSC”)) would be as shown below. The second example assumes that you do not redeem and instead keep your shares.

If Shares Are Redeemed
Expense Example Lord Abbett Micro-Cap Growth Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	773	1,186	1,625	2,837
Class I	185	573	985	2,137

If Shares Are Not Redeemed
Expense Example, No Redemption Lord Abbett Micro-Cap Growth Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	773	1,186	1,625	2,837
Class I	185	573	985	2,137

Portfolio Turnover.

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 120.62% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

To pursue its objective, the Fund normally invests at least 80% of its net assets in equity securities of micro-cap companies. The Fund seeks to invest in micro-cap companies that appear to have the potential for more rapid growth than the overall economy. The Fund evaluates companies based on an analysis of their financial statements, products and operations, market sectors and interviews with management. The Fund may invest in U.S. and foreign (which may include emerging market) companies. Foreign companies may be traded on U.S. or non-U.S. securities exchanges and may include American Depositary Receipts (“ADRs”). The Fund’s investments primarily include the following types of securities and other financial instruments:

  Equity securities, including common stocks, preferred stocks, and equity interests in trusts (including real estate investment trusts), partnerships, joint ventures, and limited liability companies. The Fund considers equity securities to include right offerings and investments that convert into the equity securities described above.

  Micro-cap companies having a market capitalization at the time of purchase that falls within the market capitalization range of companies in the Russell Microcap→ Index.

  Growth companies that portfolio management believes exhibit faster-than-average gains in earnings and have the potential to continue profit growth at a high level.

The Fund generally will sell a security when the Fund believes the security is less likely to benefit from the current market and economic environment, shows signs of deteriorating fundamentals, or has reached its valuation target, among other reasons. The Fund seeks to remain fully invested in accordance with its investment objective; however, in response to adverse economic, market or other unfavorable conditions, the Fund may invest its assets in a temporary defensive manner.

PRINCIPAL RISKS

As with any investment in a mutual fund, investing in the Fund involves risk, including the risk that you may receive little or no return on your investment. When you redeem your shares, they may be worth more or less than what you paid for them, which means that you may lose a portion or all of the money you invested in the Fund.

The Fund invests principally in stocks and other securities described above, which may experience significant volatility at times and may fall sharply in response to adverse events. Individual securities also may experience dramatic movements in price. In addition to the risks of overall market movements, risks of events affecting a particular industry or sector, and risks that are specific to an individual security, the principal risks of investing in the Fund, which could adversely affect its performance, include:

  Portfolio Management Risk: If the strategies used and securities selected by the Fund’s portfolio management fail to produce the intended result, the Fund may suffer losses or underperform other funds with the same investment objective or strategies, even in a rising market.

  Micro-Cap Company Risk: Micro-cap companies may be less able to weather economic shifts or other adverse developments than larger, more established companies and may have less experienced management and unproven track records. Micro-cap companies may rely on limited product lines, may have more limited financial resources, and may be more susceptible to setbacks or economic downturns. In addition, micro-cap company stocks tend to have fewer shares outstanding and trade less frequently than the stocks of larger companies, and may be subject to greater price fluctuations than larger company stocks.

  Growth Investing Risk: Growth stocks tend to be more volatile than slower-growing value stocks. The prices of growth stocks may fall dramatically if, for example, the company fails to meet earnings or revenue projections.

  Foreign Company Risk: The Fund’s investment exposure to foreign (which may include emerging market) companies generally is subject to the risk that the value of securities issued by foreign companies may be adversely affected by political, economic, and social volatility, lack of transparency or inadequate regulatory and accounting standards, inadequate exchange control regulations, foreign taxes, higher transaction and other costs, and delays in settlement. Emerging market securities generally are more volatile than other foreign securities, and are subject to greater liquidity, regulatory, and political risks.

An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. For more information on the principal risks of the Fund, please see the “More Information About the Fund – Principal Risks” section in the prospectus.

PERFORMANCE

The bar chart and table below provide some indication of the risks of investing in the Fund by illustrating the variability of the Fund’s returns. Each assumes reinvestment of dividends and distributions. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

The bar chart shows changes in the performance of the Fund's ClassA shares from calendar year to calendar year. This chart does not reflect the sales charge applicable to ClassA shares. If the sales charge were reflected, returns would be lower. Performance for the Fund's other share class will vary due to the different expenses the class bears. Updated performance information is available at www.lordabbett.com or by calling 888-522-2388.

Bar Chart (per calendar year) - Class A Shares

Best Quarter 2nd Q ‘09 +31.46%	Worst Quarter 4th Q ’08 -29.02%

Average Annual Total Returns (for the periods ended December 31, 2011)

The table below shows how the average annual total returns of the Fund’s Class A and I shares compare to those of two broad-based securities market indices. The Fund’s average annual total returns include applicable sales charges. For Class A shares, the current maximum front-end sales charge is 5.75%. There are no sales charges for Class I shares.

The after-tax returns of Class A shares included in the table below are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In some cases, the return after taxes on distributions and sale of Fund shares may exceed the return before taxes due to a tax benefit resulting from realized losses on a sale of Fund shares at the end of the period that is used to offset other gains. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax- deferred arrangements such as 401(k) plans or Individual Retirement Accounts (“IRAs”). After-tax returns for the other share class are not shown in the table and will vary from those shown for Class A shares.

Average Annual Total Returns Lord Abbett Micro-Cap Growth Fund	1 Year	5 Years	10 Years
Class A	(11.28%)	3.55%	7.11%
Class A After Taxes on Distributions	(13.44%)	2.90%	6.18%
Class A After Taxes on Distributions and Sale of Fund Shares	(4.73%)	2.94%	5.98%
Class I	(5.68%)	5.04%	8.03%
Russell Microcap® Growth Index (reflects no deduction for fees, expenses, or taxes)	(8.42%)	(2.32%)	2.77%
Russell Microcap® Index (reflects no deduction for fees, expenses, or taxes)	(9.27%)	(3.75%)	4.63%

Lord Abbett Micro-Cap Value Fund
RISK/RETURN
INVESTMENT OBJECTIVE
The Fund’s investment objective is long-term capital appreciation.
FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and certain members of your family invest, or agree to invest in the future, at least $50,000 in the Lord Abbett Family of Funds. More information about these and other discounts is available from your financial professional and in “Sales Charge Reductions and Waivers” on page 137 of the prospectus and “Purchases, Redemptions, Pricing, and Payments to Dealers” on page 8-1 of the statement of additional information (“SAI”).

Shareholder Fees (Fees paid directly from your investment)
Shareholder Fees Lord Abbett Micro-Cap Value Fund	Class A		Class I
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.75%		none
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower)	none	[1]	none
[1]	A contingent deferred sales charge ("CDSC") of 1.00% may be assessed on certain Class A shares purchased or acquired without a sales charge if they are redeemed before the first day of the month of the one-year anniversary of the purchase.

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Lord Abbett Micro-Cap Value Fund		Class A	Class I
Management Fees		1.50%	1.50%
Distribution and Service (12b-1) Fees		0.25%	none
Other Expenses		0.29%	0.29%
Total Annual Fund Operating Expenses	[1]	2.04%	1.79%
[1]	For the period from March 1, 2012 through February 28, 2013, Lord Abbett has contractually agreed to waive all or a portion of its management fee and, if necessary, reimburse the Fund's other expenses, to the extent necessary so that the total net annual operating expenses for each class, excluding 12b-1 fees, do not exceed an annual rate of 1.85%. This agreement may be terminated only upon the approval of the Fund's Board of Trustees.

Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund at the maximum sales charge, if any, for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that dividends and distributions are reinvested, and that the Fund’s operating expenses remain the same (except that the example takes into account the contractual management fee waiver and expense reimbursement agreement between the Fund and Lord, Abbett & Co. LLC for the term of the agreement). Although your actual costs may be higher or lower, based on these assumptions, your costs (including any applicable contingent deferred sales charge (“CDSC”)) would be as shown below. The second example assumes that you do not redeem and instead keep your shares.

If Shares Are Redeemed
Expense Example Lord Abbett Micro-Cap Value Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	770	1,178	1,610	2,808
Class I	182	563	970	2,105

If Shares Are Not Redeemed
Expense Example, No Redemption Lord Abbett Micro-Cap Value Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	770	1,178	1,610	2,808
Class I	182	563	970	2,105

Portfolio Turnover.

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 56.97% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

To pursue its objective, the Fund normally invests at least 80% of its net assets in equity securities of micro-cap companies. The Fund seeks to invest in micro-cap companies that appear to be undervalued and that appear to have good prospects for improvement in earnings trends, asset values, or other positive attributes. The Fund evaluates companies based on an analysis of their financial statements, products and operations, market sectors and interviews with management. The Fund may invest in U.S. and foreign (which may include emerging market) companies. Foreign companies may be traded on U.S. or non-U.S. securities exchanges and may include American Depositary Receipts (“ADRs”). The Fund’s investments primarily include the following types of securities and other financial instruments:

  Equity securities, including common stocks, preferred stocks, and equity interests in trusts (including real estate investment trusts), partnerships, joint ventures, and limited liability companies. The Fund considers equity securities to include rights offerings and investments that convert into the equity securities described above.

  Micro-cap companies having a market capitalization at the time of purchase that falls within the market capitalization range of companies in the Russell Microcap→ Index.

  Value companies that portfolio management believes to be undervalued according to certain financial measurements of intrinsic worth or business prospects and have the potential for capital appreciation.

The Fund generally will see a security when the Fund believes the security is less likely to benefit from the current market and economic environment, shows signs of deteriorating fundamentals, or has reached its valuation target, among other reasons. The Fund seeks to remain fully invested in accordance with its investment objective; however, in response to adverse economic, market or other unfavorable conditions, the Fund may invest its assets in a temporary defensive manner.

PRINCIPAL RISKS

As with any investment in a mutual fund, investing in the Fund involves risk, including the risk that you may receive little or no return on your investment. When you redeem your shares, they may be worth more or less than what you paid for them, which means that you may lose a portion or all of the money you invested in the Fund.

The Fund invests principally in stocks and other securities described above, which may experience significant volatility at times and may fall sharply in response to adverse events. Individual securities also may experience dramatic movements in price. In addition to the risks of overall market movements, risks of events affecting a particular industry or sector, and risks that are specific to an individual security, the principal risks of investing in the Fund, which could adversely affect its performance, include:

  Portfolio Management Risk: If the strategies used and securities selected by the Fund’s portfolio management fail to produce the intended result, the Fund may suffer losses or underperform other funds with the same investment objective or strategies, even in a rising market.

  Micro-Cap Company Risk: Micro-cap companies may be less able to weather economic shifts or other adverse developments than larger, more established companies and may have less experienced management and unproven track records. Micro-cap companies may rely on limited product lines and have more limited financial resources and are more susceptible to setbacks or economic downturns. In addition, micro-cap company stocks tend to have fewer shares outstanding and trade less frequently than the stocks of larger companies, and may be subject to greater price fluctuations than larger company stocks.

  Value Investing Risk: The prices of value stocks may lag the stock market for long periods of time if the market fails to recognize the company’s intrinsic worth.

  Foreign Company Risk: The Fund’s investment exposure to foreign (which may include emerging market) companies generally is subject to the risk that the value of securities issued by foreign companies may be adversely affected by political, economic, and social volatility, lack of transparency or inadequate regulatory and accounting standards, inadequate exchange control regulations, foreign taxes, higher transaction and other costs, and delays in settlement. Emerging market securities generally are more volatile than other foreign securities, and are subject to greater liquidity, regulatory, and political risks.

An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. For more information on the principal risks of the Fund, please see the “More Information About the Fund – Principal Risks” section in the prospectus.

PERFORMANCE

The bar chart and table below provide some indication of the risks of investing in the Fund by illustrating the variability of the Fund’s returns. Each assumes reinvestment of dividends and distributions. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

The bar chart shows changes in the performance of the Fund's ClassA shares from calendar year to calendar year. This chart does not reflect the sales charge applicable to ClassA shares. If the sales charge were reflected, returns would be lower. Performance for the Fund's other share class will vary due to the different expenses the class bears. Updated performance information is available at www.lordabbett.com or by calling 888-522-2388.

Bar Chart (per calendar year) - Class A Shares

Best Quarter 2nd Q ’09 +28.95%	Worst Quarter 4th Q ’08 -29.53%

Average Annual Total Returns (for the periods ended December 31, 2011)

The table below shows how the average annual total returns of the Fund’s Class A and I shares compare to those of two broad-based securities market indices. The Fund’s average annual total returns include applicable sales charges. For Class A shares, the current maximum front-end sales charge is 5.75%. There are no sales charges for Class I shares.

The after-tax returns of Class A shares included in the table below are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In some cases, the return after taxes on distributions and sale of Fund shares may exceed the return before taxes due to a tax benefit resulting from realized losses on a sale of Fund shares at the end of the period that is used to offset other gains. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax- deferred arrangements such as 401(k) plans or Individual Retirement Accounts (“IRAs”). After-tax returns for the other share class are not shown in the table and will vary from those shown for Class A shares.

Average Annual Total Returns Lord Abbett Micro-Cap Value Fund	1 Year	5 Years	10 Years
Class A	(15.12%)	(1.12%)	8.93%
Class A After Taxes on Distributions	(15.12%)	(1.40%)	7.81%
Class A After Taxes on Distributions and Sale of Fund Shares	(9.83%)	(1.00%)	7.58%
Class I	(9.69%)	0.32%	9.88%
Russell Microcap® Value Index (reflects no deduction for fees, expenses, or taxes)	(10.34%)	(5.23%)	5.99%
Russell Microcap® Index (reflects no deduction for fees, expenses, or taxes)	(9.27%)	(3.75%)	4.63%

Lord Abbett Value Opportunities Fund
RISK/RETURN
INVESTMENT OBJECTIVE
The Fund’s investment objective is long-term capital appreciation.
FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and certain members of your family invest, or agree to invest in the future, at least $50,000 in the Lord Abbett Family of Funds. More information about these and other discounts is available from your financial professional and in “Sales Charge Reductions and Waivers” on page 137 of the prospectus and “Purchases, Redemptions, Pricing, and Payments to Dealers” on page 8-1 of the statement of additional information (“SAI”).

Shareholder Fees (Fees paid directly from your investment)
Shareholder Fees Lord Abbett Value Opportunities Fund	Class A		Class B	Class C		Class F	Class I	Class P	Class R2	Class R3
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.75%		none	none		none	none	none	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower)	none	[1]	5.00%	1.00%	[2]	none	none	none	none	none
[1]	A contingent deferred sales charge ("CDSC") of 1.00% may be assessed on certain Class A shares purchased or acquired without a sales charge if they are redeemed before the first day of the month of the one-year anniversary of the purchase.
[2]	A CDSC of 1.00% may be assessed on Class C shares if they are redeemed before the first anniversary of their purchase.

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Lord Abbett Value Opportunities Fund	Class A	Class B	Class C	Class F	Class I	Class P	Class R2	Class R3
Management Fees	0.73%	0.73%	0.73%	0.73%	0.73%	0.73%	0.73%	0.73%
Distribution and Service (12b-1) Fees	0.35%	1.00%	1.00%	0.10%	none	0.45%	0.60%	0.50%
Other Expenses	0.23%	0.23%	0.23%	0.23%	0.23%	0.23%	0.23%	0.23%
Total Annual Fund Operating Expenses	1.31%	1.96%	1.96%	1.06%	0.96%	1.41%	1.56%	1.46%

Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund at the maximum sales charge, if any, for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that dividends and distributions are reinvested, and that the Fund’s operating expenses remain the same. The example assumes a deduction of the applicable contingent deferred sales charge (“CDSC”) for the one-year, three-year, and five-year periods for Class B shares and for the one-year period for Class C shares. Class B shares automatically convert to Class A shares after approximately eight years. The expense example for Class B shares for the ten-year period reflects the conversion to Class A shares. The first example assumes that you redeem all of your shares at the end of the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs (including any applicable CDSC) would be as shown below. The second example assumes that you do not redeem and instead keep your shares.

If Shares Are Redeemed
Expense Example Lord Abbett Value Opportunities Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	701	966	1,252	2,063
Class B	699	915	1,257	2,117
Class C	299	615	1,057	2,285
Class F	108	337	585	1,294
Class I	98	306	531	1,178
Class P	144	446	771	1,691
Class R2	159	493	850	1,856
Class R3	149	462	797	1,746

If Shares Are Not Redeemed
Expense Example, No Redemption Lord Abbett Value Opportunities Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	701	966	1,252	2,063
Class B	199	615	1,057	2,117
Class C	199	615	1,057	2,285
Class F	108	337	585	1,294
Class I	98	306	531	1,178
Class P	144	446	771	1,691
Class R2	159	493	850	1,856
Class R3	149	462	797	1,746

Portfolio Turnover.

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 56.87% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

To pursue its objective, the Fund normally invests at least 65% of its net assets in equity securities of small and mid-sized companies. The remainder of the Fund’s assets may be invested in companies of any size. The Fund may change this policy at any time. The Fund attempts to invest in companies the investment team believes have been undervalued by the market and are selling at reasonable prices. The Fund seeks to identify companies that have the strongest fundamentals relative to valuations and looks for positive factors that the Fund believes are likely to improve the value of the company’s stock price.

The Fund may invest in U.S. and foreign (which may include emerging market) companies. Foreign companies may be traded on U.S. or non-U.S. securities exchanges and may include American Depositary Receipts (“ADRs”). The Fund’s investments primarily include the following types of securities and other financial instruments:

  Equity securities of mid-sized and small companies. Equity securities include common stocks, preferred stocks, and equity interests in trusts (including real estate investment trusts), partnerships, joint ventures, and limited liability companies. The Fund considers equity securities to include rights offerings and investments that convert into the equity securities described above.

  Mid-sized and small companies having a market capitalization at the time of purchase that falls within the market capitalization range of companies in the Russell 2500→ Index.

  Value companies that portfolio management believes to be undervalued according to certain financial measurements of intrinsic worth or business prospects and have the potential for capital appreciation.

The Fund generally will sell a security when the Fund believes the security is less likely to benefit from the current market and economic environment, shows signs of deteriorating fundamentals, or has reached its valuation target, among other reasons. The Fund seeks to remain fully invested in accordance with its investment objective; however, in response to adverse economic, market or other unfavorable conditions, the Fund may invest its assets in a temporary defensive manner.

PRINCIPAL RISKS

As with any investment in a mutual fund, investing in the Fund involves risk, including the risk that you may receive little or no return on your investment. When you redeem your shares, they may be worth more or less than what you paid for them, which means that you may lose a portion or all of the money you invested in the Fund.

The Fund invests principally in stocks and other securities described above, which may experience significant volatility at times and may fall sharply in response to adverse events. Individual securities also may experience dramatic movements in price. In addition to the risks of overall market movements, risks of events affecting a particular industry or sector, and risks that are specific to an individual security, the principal risks of investing in the Fund, which could adversely affect its performance, include:

  Portfolio Management Risk: If the strategies used and securities selected by the Fund’s portfolio management fail to produce the intended result, the Fund may suffer losses or underperform other funds with the same investment objective or strategies, even in a rising market.

  Mid-Sized and Small Company Risk: Securities of mid-sized and small companies generally involve greater risks than investments in larger companies. Mid-sized and small companies may have limited management experience or depth, limited access to capital, and limited products or services or may operate in markets that have not yet been established. Mid-sized and small company securities tend to be more volatile and less liquid than equity securities of larger companies.

  Value Investing Risk: The prices of value stocks may lag the stock market for long periods of time if the market fails to recognize the company’s intrinsic worth.

  Foreign Company Risk: The Fund’s investment exposure to foreign (which may include emerging market) companies generally is subject to the risk that the value of securities issued by foreign companies may be adversely affected by political, economic, and social volatility, lack of transparency or inadequate regulatory and accounting standards, inadequate exchange control regulations, foreign taxes, higher transaction and other costs, and delays in settlement. Emerging market securities generally are more volatile than other foreign securities, and are subject to greater liquidity, regulatory, and political risks.

An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. For more information on the principal risks of the Fund, please see the “More Information About the Fund – Principal Risks” section in the prospectus.

PERFORMANCE

The bar chart and table below provide some indication of the risks of investing in the Fund by illustrating the variability of the Fund’s returns. Each assumes reinvestment of dividends and distributions. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

The bar chart shows changes in the performance of the Fund's ClassA shares from calendar year to calendar year. This chart does not reflect the sales charge applicable to ClassA shares. If the sales charge were reflected, returns would be lower. Performance for the Fund's other share classes will vary due to the different expenses each class bears. Updated performance information is available at www.lordabbett.com or by calling 888-522-2388.

Bar Chart (per calendar year)-Class A Shares

Best Quarter 3rd Q ‘09 +19.26%	Worst Quarter 3rd Q ‘11 -21.04%

Average Annual Total Returns (for the periods ended December 31, 2011)

The table below shows how the average annual total returns of the Fund’s Class A, B, C, F, I, P, R2, and R3 shares compare to those of two broad-based securities market indices. The Fund’s average annual total returns include applicable sales charges as follows: for Class A shares, the current maximum front-end sales charge of 5.75%; for Class B shares, the current CDSC of 4.00% for the one-year period and 1.00% for the five-year period and life of class; and for Class C shares, the performance shown is at net asset value (“NAV”) because there is no CDSC for Class C shares for any period one year or greater. There are no sales charges for Class F, I, P, R2, and R3 shares. Class B shares automatically convert to Class A shares at approximately eight years after purchase. All returns for Class B shares for periods greater than eight years reflect this conversion.

The after-tax returns of Class A shares included in the table below are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In some cases, the return after taxes on distributions and sale of Fund shares may exceed the return before taxes due to a tax benefit resulting from realized losses on a sale of Fund shares at the end of the period that is used to offset other gains. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax- deferred arrangements such as 401(k) plans or Individual Retirement Accounts (“IRAs”). After-tax returns for other share classes are not shown in the table and will vary from those shown for Class A shares.

Average Annual Total Returns Lord Abbett Value Opportunities Fund	1 Year	5 Years	Life of Class	Inception Date for Performance
Class A	(9.71%)	3.80%	7.62%	Dec. 30, 2005
Class A After Taxes on Distributions	(9.76%)	3.52%	7.19%
Class A After Taxes on Distributions and Sale of Fund Shares	(6.25%)	3.12%	6.39%
Class B	(8.62%)	4.19%	8.01%	Dec. 30, 2005
Class C	(4.83%)	4.36%	8.01%	Dec. 30, 2005
Class F	(3.92%)		2.92%	Sep. 28, 2007
Class I	(3.83%)	5.41%	9.07%	Dec. 30, 2005
Class P	(4.32%)	4.93%	8.58%	Dec. 30, 2005
Class R2	(4.40%)		2.40%	Sep. 28, 2007
Class R3	(4.33%)		2.50%	Sep. 28, 2007
Russell 2500® Index 12/30/2005 (reflects no deduction for fees, expenses, or taxes)	(2.51%)	1.24%	3.59%	Dec. 30, 2005
Russell 2500® Index 9/28/2007 (reflects no deduction for fees, expenses, or taxes)	(2.51%)	1.24%	0.10%	Sep. 28, 2007
Russell 2500® Value Index 12/30/2005 (reflects no deduction for fees, expenses, or taxes)	(3.36%)	(0.58%)	2.61%	Dec. 30, 2005
Russell 2500® Value Index 9/28/2007 (reflects no deduction for fees, expenses, or taxes)	(3.36%)	(0.58%)	(0.61%)	Sep. 28, 2007